Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 46,175	$ 175,400
Interest-bearing deposits in banks	801,603	268,514
Total cash and cash equivalents	847,778	443,914
Investment securities:
Available for sale, at fair value	1,115,627	1,619,878
Held to maturity (fair value of $107,921 and $146,709 as of December 31, 2013 and 2012, respectively)	107,312	143,234
Other investments	128,063	158,172
Total investment securities	1,351,002	1,921,284
Loans held for sale (includes $672,371 and $1,452,236 carried at fair value as of December 31, 2013 and 2012, respectively)	791,382	2,088,046
Loans and leases held for investment:
Loans and leases held for investment, net of unearned income	13,252,724	12,505,089
Allowance for loan and lease losses	(63,690)	(82,102)
Total loans and leases held for investment, net	13,189,034	12,422,987
Equipment under operating leases, net	28,126	50,040
Mortgage servicing rights (MSR), net	506,680	375,859
Deferred Tax Assets, Net	51,375	170,877
Premises and equipment, net	60,733	66,806
Other assets	814,874	703,065
Total Assets	17,640,984	18,242,878
Deposits
Noninterest-bearing	1,076,631	1,445,783
Interest-bearing	12,184,709	11,696,605
Total deposits	13,261,340	13,142,388
Other borrowings	2,377,000	3,173,021
Trust preferred securities	103,750	103,750
Accounts payable and accrued liabilities	277,881	372,543
Total Liabilities	16,019,971	16,791,702
Commitments and Contingencies (Note 25)
Shareholders' Equity
Series A 6.75% Non-Cumulative Perpetual Preferred Stock, $0.01 par value (liquidation preference of $25,000 per share; 10,000,000 shares authorized and 6,000 issued and outstanding at December 31, 2013 and 2012) (Note 16)	150,000	150,000
Common Stock, $0.01 par value (500,000,000 shares authorized at December 31, 2013 and 2012; 122,626,315 and 120,987,955 issued and outstanding at December 31, 2013 and 2012, respectively)	1,226	1,210
Additional paid-in capital	832,351	811,085
Retained earnings	690,051	575,665
Accumulated other comprehensive income (loss) (AOCI), net of benefit for income taxes of $32,224 and $53,193 at December 31, 2013 and 2012, respectively	(52,615)	(86,784)
Total Shareholders' Equity	1,621,013	1,451,176
Total Liabilities and Shareholders' Equity	$ 17,640,984	$ 18,242,878